STOCK OPTIONS	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Stock Options
STOCK OPTIONS

During the six months ended August 31, 2015, the Company issued options to purchase 6,667 shares of common stock at $11.25 per share to a consultant. The options vest upon achieving certain performance-based milestones and expire on March 1, 2025. The Company will measure the fair value of these options with vesting contingent on achieving certain performance-based milestones and recognize the compensation expense when vesting becomes probable.  The fair value will be measured using a Black-Scholes model. During the six months ended August 31, 2015, 1,667 of these options with an aggregate fair value of $8,000 vested based on achieving certain milestones.

During the six months ended August 31, 2015, the Company issued options to purchase 80,004 shares of common stock at $8.25 per share to non-executive members of its Board. The options vest in three equal installments on each of May 18, 2016, May 18, 2017, and May 18, 2018 and expire on May 18, 2025. These options had a total fair value of $388,000 as calculated using the Black-Scholes model.

During the six months ended August 31, 2016, the Company issued options to purchase 50,000 shares of common stock at $2.19 per share to a non-executive member of its Board. These 50,000 options vest in three equal installments on each of May 26, 2017, May 26, 2018, and May 26, 2019 and expire on May 26, 2026. These options had a total fair value of $86,500 as calculated using the Black-Scholes model.

During the six months ended August 31, 2016, the Company issued options to purchase 50,000 shares of common stock at $2.19 per share to a non-executive member of its Board for performing other services. These 50,000 options vest upon achieving a certain milestone and expire on May 26, 2026. These options will be measured and recognized when vesting becomes probable.

During the three and six months ended August 31, 2016, the Company issued options to purchase an aggregate of 440,000 shares of common stock at an exercise price of $2.00 per share to members of its management team. These options expire on July 7, 2026. 73,333 of these options vested immediately and 146,667 of these options vest in equal monthly installments over a twenty-four-month period. 220,000 options are subject to certain milestone-based vesting. The Company has not recognized any stock based compensation for the options with performance-vesting conditions, and expects to recognize the compensation expense when vesting become probable, which has not yet occurred.

During the three and six months ended August 31, 2016, the Company issued options to purchase an aggregate of 100,000 shares of common stock at an exercise price of $2.00 per share to a non-executive member of its Board. These options expire on July 7, 2026. These options had a total fair value of $142,834 as calculated using the Black-Scholes model. 33,333 of these options vested immediately and 66,667 of these options vest in equal monthly installments over a twenty-four-month period.

During the three and six months ended August 31, 2016, the Company issued options to purchase an aggregate of 240,000 shares of common stock at an exercise price of $2.00 per share to consultants. These options expire on July 7, 2026. 33,333 of these options vest on the first anniversary date and then 66,667 of these options vest in equal monthly installments over a twenty-four-month period. 140,000 of these options are subject to certain milestone-based vesting and the Company will measure the fair value of these options with vesting contingent on achieving certain performance-based milestones and recognize the compensation expense when vesting becomes probable.

The weighted average inputs to the Black-Scholes model used to value the stock options granted during the six months ended August 31, 2016 and 2015 are as follows:

	August 31, 2016	August 31, 2015
Expected volatility	98.98 – 102.74%	113.47 - 123.55%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	98.98 – 102.74%	113.47 - 123.55%
Expected Term	5.47 years	6.07 years

For the three months ended August 31, 2016, the Company recognized $243,240 of compensation expense related to stock options, of which $200,032 was recognized in general and administrative expenses and $43,208 in research and development expenses.

For the six months ended August 31, 2016, the Company recognized $348,076 of compensation expense related to stock options, of which $287,860 was recognized in general and administrative expenses and $60,416 in research and development expenses.

For the three months ended August 31, 2015, the Company recognized $183,233 of compensation expense related to stock options, of which $159,002 was recognized in general and administrative expenses and $24,231 in research and development expenses.

For the six months ended August 31, 2015, the Company recognized $252,168 of compensation expense related to stock options, of which $227,937 was recognized in general and administrative expenses and $24,231 in research and development expenses.

The following table summarizes common stock options issued and outstanding:	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 29, 2016	426,976	$14.45	$-	7.98
Granted	880,000	$2.02	-	-
Expired and forfeited	(43,667)	$9.66	-	-

Outstanding and expected to vest at August 31, 2016	1,263,309	$5.95	$-	9.08
Exercisable at August 31, 2016	328,184	$12.39	$-	7.61

The following table breaks down exercisable and unexercisable common stock options by exercise price as of August 31, 2016:

Exercisable			Unexercisable
Number of Options	Exercise Price	Weighted Average Remaining Life (years)	Number of Options	Exercise Price	Weighted Average Remaining Life (years)
124,442	$2.00	9.85	655,558	$2.00	9.85
-	$2.19	-	100,000	$2.19	9.74
8,375	$3.55	9.43	25,125	$3.55	9.43
1,068	$8.10	8.42	-	$8.10	-
74,447	$8.25	5.72	105,554	$8.25	8.76
52,434	$10.20	5.35	-	$10.20	-
3,334	$11.25	8.72	3,333	$11.25	8.72
4,445	$16.50	8.13	15,555	$16.50	8.13
14,735	$22.50	7.91	30,000	$22.50	7.30
44,904	$48.75	6.60	-	$48.75	-
328,184	$12.39	7.61	935,125	$3.67	9.59

As of August 31, 2016, we had approximately $611,000 of unrecognized compensation related to employee and consultant stock options that are expected to vest over a weighted average period of 1.3 years and, approximately $580,000 of unrecognized compensation related to employee stock options whose recognition is dependent on certain milestones to be achieved.  Additionally, there were 230,000 stock options with a performance vesting condition that were granted to consultants which will be measured and recognized when vesting becomes probable.

Our 2012 Incentive Plan, which is administrated by the compensation committee of the Board, reserves shares of common stock available for issuance that we may grant to employees, non-employee directors and consultants, equity incentives in the form of, among other, stock options, restricted stock, and stock appreciation rights. On June 22, 2015, our stockholders approved amending our 2012 Incentive Plan to increase the number of authorized shares of common stock reserved for issuance under the 2012 Incentive Plan to a number not to exceed fifteen percent (15%) of the issued and outstanding shares of common stock on an as converted primary basis (the “As Converted Primary Shares”) on a rolling basis. For calculation purposes, the As Converted Primary Shares shall include all shares of common stock and all shares of common stock issuable upon the conversion of outstanding preferred stock and other convertible securities, but shall not include any shares of common stock issuable upon the exercise of options, warrants and other convertible securities issued pursuant to the 2012 Incentive Plan. The number of authorized shares of common stock reserved for issuance under the 2012 Incentive Plan shall automatically be increased concurrently with the Company’s issuance of fully paid and non- assessable shares of As Converted Primary Shares. Shares shall be deemed to have been issued under the 2012 Incentive Plan solely to the extent actually issued and delivered pursuant to an award under the 2012 Incentive Plan. As of February 29, 2016, there are an aggregate of 352,309 total shares available under the 2012 Incentive Plan, of which 294,349 are issued and outstanding and 57,960 shares are available for potential issuances. The Company may issue shares outside of the 2012 Incentive Plan.

During the year ended February 28, 2015, 14,667 non-employee performance-based stock options vested with a value of $232,000.  These options vested based on the completion of a trial and subsequent publication of results on June 3, 2014. The Company recognized $232,000 in expense during the year ended February 28, 2015.

During the year ended February 28, 2015, the Company issued options to purchase 40,000 shares of common stock at $16.50 per share to members of its management team. The options expire on October 14, 2024. The options vest upon certain milestones being achieved as follows: (i) 13,334 stock options shall fully vest two years following the date of issuance; (ii) of the remaining 26,667 stock options, one-third shall vest once the Company’s CLIA laboratory is operational (which was achieved in November 2015), one-third shall vest upon the Company’s first commercial sale, and one-third shall vest upon the Company achieving $25 million in sales for the prior twelve-month period. These options had a total fair value of $368,002 as calculated using the Black-Scholes model. The Company has recognized $24,131 in expense in connection with the tranche with time-vesting condition of these options during the year ended February 28, 2015. As of February 29, 2016, the Company has not recognized any stock based compensation for the last two tranches with performance-vesting conditions, and expects to recognize the compensation expense when vesting become probable, which has not yet occurred.

During the year ended February 28, 2015, 8,068 stock options issued to certain members of our scientific advisory board and clinical advisory board with an exercise price equal to $22.50 per share. These options vested immediately and had a total fair value of $59,290 as calculated using the Black-Scholes model.

During the year ended February 28, 2015, 1,602 stock options issued to certain members of our scientific advisory and clinical advisory board with an exercise price equal to $8.10 per share. The options vest in four equal installments on each of February 1, 2015, May 1, 2015, August 1, 2015 and November 1, 2015 and expire on November 1, 2024. Compensation expense related to these options is measured at each vesting date and each reporting period for the unvested tranche. The aggregated fair value of these options on the measurement dates amounted to $14,480 as calculated using the Black-Scholes model.

For the year ended February 28, 2015, the Company recognized $447,664 of compensation expense related to stock options, of which $319,664 was recognized in general and administrative expenses and $128,000 was recognized in research and development expenses.

During the year ended February 29, 2016, the Company issued options to purchase 6,667 shares of common stock at $11.25 per share to a consultant. The options vest upon achieving certain performance-based milestones and expire on March 1, 2025. The Company will measure the fair value of these options with vesting contingent on achieving certain performance-based milestones and recognize the compensation expense when vesting becomes probable. The fair value will be measured using a Black-Scholes model. During the year ended February 29, 2016, 3,334 of these options, with an aggregate fair value of $14,918, vested based on achieving certain milestones.

During the year ended February 29, 2016, the Company issued options to purchase 80,000 shares of common stock at $8.25 per share to non-executive members of its Board of Directors. The options vest in three equal installments on each of May 18, 2016, May 18, 2017, and May 18, 2018 and expire on May 18, 2025. These options had a total fair value of $388,000 as calculated using the Black-Scholes model.

During the year ended February 29, 2016, the Company issued options to purchase an aggregate of 5,001 shares of common stock at $8.25 per share to employees. The options vest over time through September 2017.

During the year ended February 29, 2016, the Company issued options to purchase 60,000 shares of common stock at $8.25 per share to our Chief Executive Officer. Certain of these options vest upon achieving certain performance-based or market-based milestones and expire on June 17, 2025. The fair value of these options on the grant date was $221,100 as calculated using the Black-Scholes model. The Company will recognize the compensation expense when vesting becomes probable.  During the year ended February 29, 2016, 10,000 of these options vested immediately and 10,000 of these options vested upon achieving a performance based milestone.

During the year ended February 29, 2016, the Company issued options to purchase 26,667 shares of common stock at $8.25 per share to our former Chief Executive Officer and Chief Medical Officer. These options vested immediately. These options had a total fair value of approximately $44,267 as calculated using the Black-Scholes model. The Company also modified the expiration date of certain vested options previously granted to our former Chief Executive Officer and Chief Medical Officer, which resulted in an additional compensation expense of approximately $22,150 being recorded during the year ended February 29, 2016.

During the year ended February 29, 2016, the Company issued options to purchase 10,000 shares of common stock at $8.25 per share to a consultant. The options vest upon achieving certain performance-based milestones and expire on June 17, 2025. The Company will measure the fair value of these options with vesting contingent on achieving certain performance-based milestones and recognize the compensation expense when vesting becomes probable. The fair value will be measured using a Black-Scholes model.

During the year ended February 29, 2016, the Company issued options to purchase an aggregate of 45,500 shares of common stock at $3.55 per share to members of its management team and employees. These options expire on February 2, 2026. The fair value of these options on the grant date was $122,054 as calculated using the Black-Scholes model. During the year ended February 29, 2016, 11,375 of these options vested immediately and 34,125 of these options will vest based on achieving certain milestones, which the Company deems probable to occur in December 2016.

During the year ended February 29, 2016, the Company issued options to purchase 10,000 shares of common stock at $3.55 per share to a consultant. These options expire on February 2, 2026. The fair value of these options on the measurement dates was $19,600 as calculated using the Black-Scholes model. During the year ended February 29, 2016, 2,500 of these options vested immediately and 7,500 of these options will vest based on achieving certain milestones, which the Company deems probable to occur in December 2016.

During the year ended February 29, 2016, 534 options previously issued to a member of the Company’s Scientific and Clinical Advisory Board were mutually cancelled by the parties. The member will continue to serve on the Company’s Scientific and Clinical Advisory Board without any equity compensation.

For the year ended February 29, 2016, the Company recognized $555,044 of compensation expense related to stock options, of which $441,837 was recognized in general and administrative expenses and $113,207 was recognized in research and development expenses.

The weighted average inputs to the Black-Scholes model used to value the stock options granted during the year ended February 29, 2016 and February 28, 2015 are as follows:

	February 28, 2015	February 29, 2016
Expected volatility	117.00%	114.78%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.72%	1.64%
Expected Term	6.24 years	5.60 years

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	187,342	$23.70	$20,670	8.29
Granted	243,835	7.26	-	-
Exercised	-	-	-	-
Forfeited	534	8.10	-	-
Expired	3,667	10.20	-	-
Outstanding and expected to vest at February 29, 2016	426,976	$14.45	$-	7.98
Exercisable at February 29, 2016	187,575	$19.71	$-	6.55

The following table breaks down exercisable and unexercisable common stock options by exercise price as of February 29, 2016:

Exercisable			Unexercisable
Number of Options	Exercise Price	Weighted Average Remaining Life (years)	Number of Options	Exercise Price	Weighted Average Remaining Life (years)
13,875	$3.55	9.94	41,625	$3.55	9.94
1,068	$8.10	8.92	-	$8.10	-
48,335	$8.25	4.61	133,333	$8.25	9.26
52,434	$10.20	5.86	-	$10.20	-
3,334	$11.25	9.22	3,333	$11.25	9.22
8,890	$16.50	8.63	31,110	$16.50	8.63
14,735	$22.50	8.42	30,000	$22.50	7.80
44,904	$48.75	7.10	-	$48.75	-
187,575	$19.71	6.55	239,401	$10.33	9.11

As of February 29, 2016, we had approximately $371,000 of unrecognized compensation related to employee and consultant stock options that are expected to vest over a weighted average period of 1.31 years and, approximately $272,000 of unrecognized compensation related to employee stock options whose recognition is dependent on certain milestones to be achieved.  Additionally, there were 43,333 stock options with a performance vesting condition that were granted to consultants which will be measured and recognized when vesting becomes probable.